Impairments and reversal of impairments - Mining assets and goodwill (Details) - ZAR (R) R in Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					R (15,825)	R (9,113)	R (38,492)
Right-of-use assets					(16)	(60)
Impairment of intangible assets					0	0	(86)
Impairment of goodwill					0	0	(8,435)
Total impairment					(15,841)	(9,173)	(47,013)
Impairment reversal of mining assets					1,924	0	0
US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		R (4,230)				(8,825)
Right-of-use assets					0	0
Impairment of intangible assets							0
Impairment of goodwill							(8,352)
Total impairment					(4,230)	(8,825)	(38,900)
Keliber
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	R (2,460)	(5,344)
Right-of-use assets					0
Total impairment					(7,804)
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Right-of-use assets					(16)
Impairment of intangible assets							0
Impairment of goodwill							0
Total impairment					(3,779)		(1,616)
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment						(288)
Right-of-use assets					0	(60)
Impairment of intangible assets							0
Impairment of goodwill							(60)
Total impairment					(28)	R (348)	(87)
Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					449
Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					168
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets							0
Impairment of goodwill							0
Total impairment							(1,115)
Impairment reversal of mining assets					1,307
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets							(86)
Impairment of goodwill							(23)
Total impairment		R (221)	R (221)				(1,606)
Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets							0
Impairment of goodwill							0
Total impairment							(3,689)
Mine development, infrastructure and other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(14,428)		(16,844)
Impairment reversal of mining assets					1,877
Mine development, infrastructure and other | US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment			R (1,292)	R (7,499)	(4,230)		(10,222)
Mine development, infrastructure and other | Keliber
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(6,700)
Mine development, infrastructure and other | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(3,470)		(1,616)
Mine development, infrastructure and other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(28)		(27)
Mine development, infrastructure and other | Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					418
Mine development, infrastructure and other | Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					152
Mine development, infrastructure and other | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							(1,115)
Impairment reversal of mining assets					1,307
Mine development, infrastructure and other | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							(1,430)
Mine development, infrastructure and other | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							(2,434)
Land, mineral rights and rehabilitation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(1,397)		(21,236)
Impairment reversal of mining assets					47
Land, mineral rights and rehabilitation | US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					0		(20,326)
Land, mineral rights and rehabilitation | Keliber
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(1,104)
Land, mineral rights and rehabilitation | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					(293)		0
Land, mineral rights and rehabilitation | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					0		0
Land, mineral rights and rehabilitation | Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					31
Land, mineral rights and rehabilitation | Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					16
Land, mineral rights and rehabilitation | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							0
Impairment reversal of mining assets					R 0
Land, mineral rights and rehabilitation | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							(67)
Land, mineral rights and rehabilitation | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							(843)
Exploration and evaluation assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							(412)
Exploration and evaluation assets | US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							0
Exploration and evaluation assets | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							0
Exploration and evaluation assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							0
Exploration and evaluation assets | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							0
Exploration and evaluation assets | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							0
Exploration and evaluation assets | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							R (412)